UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Value Fund

QUARTERLY REPORT

June 30, 2011

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace – 2.3%
Goodrich Corp.	66,901	$6,389,045
Moog, Inc., “A” (a)	133,970	5,830,374
Precision Castparts Corp.	49,465	8,144,412

		$20,363,831

Airlines – 0.4%
United Continental Holdings, Inc. (a)	141,390	$3,199,656
Apparel Manufacturers – 1.5%
Hanesbrands, Inc. (a)	281,638	$8,040,765
Phillips-Van Heusen Corp.	41,882	2,742,015
The Jones Group, Inc.	214,018	2,322,095

		$13,104,875

Automotive – 1.3%
Johnson Controls, Inc.	101,837	$4,242,529
Lear Corp.	144,430	7,724,116

		$11,966,645

Broadcasting – 2.1%
CBS Corp., “B”	241,842	$6,890,079
Interpublic Group of Cos., Inc.	671,417	8,392,712
Nielsen Holdings B.V. (a)	125,979	3,925,506

		$19,208,297

Brokerage & Asset Managers – 2.2%
Affiliated Managers Group, Inc. (a)	85,646	$8,688,787
GFI Group, Inc.	1,021,382	4,688,143
TD AMERITRADE Holding Corp.	339,093	6,615,704

		$19,992,634

Business Services – 1.1%
Dun & Bradstreet Corp.	96,747	$7,308,268
Towers Watson & Co.	45,530	2,991,776

		$10,300,044

Cable TV – 1.1%
Charter Communications, Inc., “A” (a)	79,151	$4,294,733
Dish Network Corp., “A” (a)	172,129	5,279,196

		$9,573,929

Chemicals – 1.6%
Celanese Corp.	267,260	$14,247,631

Computer Software – 2.7%
Check Point Software Technologies Ltd. (a)	161,421	$9,176,784
Compuware Corp. (a)	277,107	2,704,564
Fair Isaac Corp.	185,669	5,607,204
Symantec Corp. (a)	343,395	6,771,749

		$24,260,301

Computer Software - Systems – 0.9%
Xerox Corp.	823,010	$8,567,534

Construction – 5.5%
Beacon Roofing Supply, Inc. (a)	182,229	$4,158,466
Lennox International, Inc.	66,573	2,867,299
NVR, Inc. (a)	20,210	14,661,951
Owens Corning (a)	209,341	7,818,886
Sherwin-Williams Co.	98,898	8,294,575

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Stanley Black & Decker, Inc.	158,329	$11,407,604

		$49,208,781

Consumer Products – 3.4%
Avon Products, Inc.	278,122	$7,787,416
Energizer Holdings, Inc. (a)	112,064	8,108,951
International Flavors & Fragrances, Inc.	55,395	3,558,575
Newell Rubbermaid, Inc.	488,432	7,707,457
Prestige Brands Holdings, Inc. (a)	281,146	3,609,915

		$30,772,314

Consumer Services – 0.6%
H&R Block, Inc.	337,102	$5,407,116

Containers – 1.2%
Ball Corp.	161,223	$6,200,637
Owens-Illinois, Inc. (a)	167,235	4,316,335

		$10,516,972

Electrical Equipment – 0.4%
Sensata Technologies Holding B.V. (a)	106,290	$4,001,819

Electronics - 1.9%
Advanced Micro Devices, Inc. (a)	328,375	$2,295,341
First Solar, Inc. (a)	14,632	1,935,375
Microchip Technology, Inc.	200,816	7,612,935
Semtech Corp. (a)	65,579	1,792,930
Teradyne, Inc. (a)	176,384	2,610,483
Veeco Instruments, Inc. (a)	25,804	1,249,172

		$17,496,236

Energy - Independent – 5.1%
Berry Petroleum Corp.	70,162	$3,727,707
Cabot Oil & Gas Corp.	58,753	3,895,911
CONSOL Energy, Inc.	94,596	4,586,014
CVR Energy, Inc. (a)	168,440	4,146,993
Denbury Resources, Inc. (a)	212,965	4,259,300
LyondellBasell Industries N.V., “A”	85,600	3,297,312
Newfield Exploration Co. (a)	112,383	7,644,292
Nexen, Inc.	158,600	3,568,500
Noble Energy, Inc.	80,139	7,182,859
Ultra Petroleum Corp. (a)	85,100	3,897,580

		$46,206,468

Energy - Integrated – 2.5%
EQT Corp.	168,650	$8,857,498
QEP Resources, Inc.	322,084	13,472,774

		$22,330,272

Engineering - Construction – 0.9%
Fluor Corp.	124,866	$8,073,836

Food & Beverages – 3.1%
Bunge Ltd.	110,240	$7,601,048
Corn Products International, Inc.	65,790	3,636,871
J.M. Smucker Co.	112,019	8,562,732
McCormick & Co., Inc.	67,594	3,350,635
Mead Johnson Nutrition Co., “A”	75,739	5,116,169

		$28,267,455

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.2%
METRO, Inc., “A”	45,010	$2,239,649

Gaming & Lodging – 1.7%
Ameristar Casinos, Inc.	154,957	$3,674,030
Pinnacle Entertainment, Inc. (a)	136,913	2,040,004
Royal Caribbean Cruises Ltd. (a)	87,257	3,284,353
Whistler Blackcomb Holdings, Inc.	60,210	724,181
Whistler Blackcomb Holdings, Inc. (z)	76,400	918,907
WMS Industries, Inc. (a)	145,491	4,469,484

		$15,110,959

General Merchandise – 0.6%
Dollar General Corp. (a)	173,206	$5,869,951

Insurance – 7.5%
Allied World Assurance Co.	210,572	$12,124,736
Aon Corp.	252,679	12,962,433
Everest Re Group Ltd.	75,386	6,162,806
Genworth Financial, Inc. (a)	373,623	3,840,844
Hanover Insurance Group, Inc.	110,116	4,152,474
Prudential Financial, Inc.	159,061	10,114,689
Symetra Financial Corp.	296,823	3,986,333
Unum Group	255,844	6,518,905
Willis Group Holdings PLC	176,176	7,242,595

		$67,105,815

Leisure & Toys – 1.9%
Hasbro, Inc.	194,682	$8,552,380
Mattel, Inc.	201,400	5,536,486
THQ, Inc. (a)	740,000	2,678,800

		$16,767,666

Machinery & Tools – 2.4%
Charter International PLC	491,980	$6,253,662
Cummins, Inc.	45,973	4,757,746
Eaton Corp.	100,240	5,157,348
Regal Beloit Corp.	48,969	3,269,660
United Rentals, Inc. (a)	78,613	1,996,770

		$21,435,186

Major Banks – 0.6%
KeyCorp	627,623	$5,228,100

Medical & Health Technology & Services – 3.5%
AmerisourceBergen Corp.	119,368	$4,941,835
Cross Country Healthcare, Inc. (a)	241,491	1,835,332
LifePoint Hospitals, Inc. (a)	125,209	4,893,168
Lincare Holdings, Inc.	94,026	2,752,141
Patterson Cos., Inc.	106,574	3,505,219
Quest Diagnostics, Inc.	44,723	2,643,129
Teleflex, Inc.	86,783	5,298,970
Vanguard Health Systems, Inc. (a)	143,810	2,469,218
VCA Antech, Inc. (a)	138,339	2,932,787

		$31,271,799

Medical Equipment – 2.5%
Covidien PLC	98,010	$5,217,072
DENTSPLY International, Inc.	155,624	5,926,162
Orthofix International N.V. (a)	74,245	3,153,185

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Pall Corp.	33,693	$1,894,557
PerkinElmer, Inc.	241,365	6,495,132

		$22,686,108

Metals & Mining – 0.8%
Cliffs Natural Resources, Inc.	74,054	$6,846,292

Natural Gas - Distribution – 2.4%
AGL Resources, Inc.	226,544	$9,222,606
NorthWestern Corp.	125,198	4,145,306
Spectra Energy Corp.	165,489	4,536,053
Vectren Corp.	128,600	3,582,796

		$21,486,761

Network & Telecom – 0.4%
Finisar Corp. (a)	60,016	$1,082,088
Tellabs, Inc.	487,633	2,247,988

		$3,330,076

Oil Services – 2.0%
Cameron International Corp. (a)	62,644	$3,150,367
Dresser-Rand Group, Inc. (a)	141,468	7,603,905
Ensco International PLC, ADR	131,480	7,007,884

		$17,762,156

Other Banks & Diversified Financials – 7.6%
Associated Banc-Corp.	390,155	$5,423,155
CapitalSource, Inc.	339,000	2,186,550
Cathay General Bancorp, Inc.	390,104	6,393,805
CIT Group, Inc. (a)	63,655	2,817,370
Discover Financial Services	397,190	10,624,833
Marshall & Ilsley Corp.	881,239	7,023,475
People’s United Financial, Inc.	431,723	5,802,357
RSC Holdings, Inc. (a)	197,662	2,364,038
Sterling Bancshares, Inc.	771,407	6,294,681
TCF Financial Corp.	586,503	8,093,741
Wintrust Financial Corp.	211,254	6,798,154
Zions Bancorporation	185,310	4,449,293

		$68,271,452

Pharmaceuticals – 0.5%
Hospira, Inc. (a)	79,416	$4,499,711

Pollution Control – 0.6%
Republic Services, Inc.	171,419	$5,288,276

Railroad & Shipping – 0.6%
Kansas City Southern Co. (a)	98,768	$5,859,905

Real Estate – 4.6%
Annaly Mortgage Management, Inc., REIT	357,140	$6,442,806
Entertainment Properties Trust, REIT	236,410	11,040,347
Host Hotels & Resorts, Inc., REIT	349,224	5,919,347
Kilroy Realty Corp., REIT	173,920	6,868,101
Mack-Cali Realty Corp., REIT	181,830	5,989,480
Walter Investment Management Corp., REIT	252,250	5,597,427

		$41,857,508

Restaurants – 0.4%
P.F. Chang’s China Bistro, Inc.	92,049	$3,704,052

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 4.8%
Air Products & Chemicals, Inc.	44,432	$4,246,811
Airgas, Inc.	97,049	6,797,312
Akzo Nobel N.V.	42,832	2,701,907
Cytec Industries, Inc.	79,441	4,543,231
FMC Corp.	101,565	8,736,621
Rockwood Holdings, Inc. (a)	128,844	7,123,785
Symrise AG	145,827	4,648,132
Valspar Corp.	112,632	4,061,510

		$42,859,309

Specialty Stores – 1.5%
American Eagle Outfitters, Inc.	240,231	$3,062,945
Sally Beauty Holdings, Inc. (a)	383,430	6,556,653
Urban Outfitters, Inc. (a)	147,248	4,145,031

		$13,764,629

Telecommunications - Wireless – 0.6%
SBA Communications Corp. (a)	136,117	$5,198,308

Telephone Services – 1.0%
Bezeq - The Israel Telecommunication Corp. Ltd.	583,900	$1,477,731
Frontier Communications Corp.	663,521	5,354,614
TDC A/S (a)	279,700	2,552,615

		$9,384,960

Tobacco – 0.6%
Reynolds American, Inc.	147,250	$5,455,613

Trucking – 0.5%
Swift Transportation Co. (a)	163,112	$2,210,168
TNT N.V. (a)	215,880	2,238,993

		$4,449,161

Utilities - Electric Power – 6.0%
AES Corp. (a)	484,051	$6,166,810
American Water Works Co., Inc.	77,962	2,295,981
CenterPoint Energy, Inc.	243,194	4,705,804
CMS Energy Corp.	469,809	9,250,539
Constellation Energy Group, Inc.	83,145	3,156,184
DTE Energy Co.	79,980	4,000,600
EDP Renovaveis S.A. (a)	277,062	1,827,703
GenOn Energy, Inc. (a)	485,574	1,874,316
Northeast Utilities	206,716	7,270,202
NRG Energy, Inc. (a)	181,884	4,470,709
OGE Energy Corp.	71,770	3,611,466
Wisconsin Energy Corp.	169,314	5,307,994

		$53,938,308

Total Common Stocks		$878,738,356

Convertible Preferred Stocks – 1.0%
Automotive – 0.5%
General Motors Co., 4.75%	91,840	$4,476,282

Utilities - Electric Power – 0.5%
PPL Corp., 9.5%	77,110	$4,310,449

Total Convertible Preferred Stocks		$8,786,731

Money Market Funds (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	13,058,318	$13,058,318

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Total Investments	$900,583,405

Other Assets, Less Liabilities – (0.0)%	(108,184)

Net Assets – 100.0%	$900,475,221

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Whistler Blackcomb Holdings, Inc.	11/02/10	$908,127	$918,907

% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Value Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$842,188,439	$—	$—	$842,188,439
United Kingdom	13,261,546	—	—	13,261,546
Israel	9,176,784	1,477,731	—	10,654,515
Canada	6,532,330	918,907	—	7,451,237
Netherlands	4,940,900	—	—	4,940,900
Germany	4,648,132	—	—	4,648,132
Denmark	2,552,615	—	—	2,552,615
Portugal	1,827,703	—	—	1,827,703
Mutual Funds	13,058,318	—	—	13,058,318

Total Investments	$898,186,767	$2,396,638	$—	$900,583,405

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Mid Cap Value Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$709,749,138

Gross unrealized appreciation	$205,189,551
Gross unrealized depreciation	(14,355,284)

Net unrealized appreciation (depreciation)	$190,834,267

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	Beginning	Acquisitions	Dispositions	Ending
	Shares/Par	Shares/Par	Shares/Par	Shares/Par
Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	9,620,339	145,814,384	(142,376,405)	13,058,318

Realized
	Gain	Capital Gain	Dividend	Ending
Underlying Affiliated Funds	(Loss)	Distributions	Income	Value
MFS Institutional Money Market Portfolio	$—	$—	$20,533	$13,058,318

MFS® Blended Research® Core Equity Fund

QUARTERLY REPORT

June 30, 2011

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 3.9%
Lockheed Martin Corp.	6,022	$487,596
Northrop Grumman Corp.	9,269	642,805
United Technologies Corp.	9,730	861,202

		$1,991,603

Automotive – 1.5%
Johnson Controls, Inc.	18,600	$774,876

Biotechnology – 1.4%
Amgen, Inc. (a)	12,250	$714,788

Broadcasting – 1.8%
CBS Corp., “B”	17,650	$502,849
Viacom, Inc., “B”	8,180	417,180

		$920,029

Brokerage & Asset Managers – 1.1%
Blackrock, Inc.	2,994	$574,279

Business Services – 0.4%
Accenture Ltd., “A”	3,100	$187,302

Cable TV – 1.3%
DIRECTV, “A” (a)	12,770	$648,971

Chemicals – 2.7%
3M Co.	6,660	$631,701
E.I. du Pont de Nemours & Co.	13,390	723,730

		$1,355,431

Computer Software – 5.8%
Autodesk, Inc. (a)	14,190	$547,734
Microsoft Corp.	17,122	445,172
Oracle Corp.	30,984	1,019,683
Symantec Corp. (a)	28,380	559,654
VeriSign, Inc.	11,860	396,836

		$2,969,079

Computer Software – Systems – 3.7%
Apple, Inc. (a)	4,308	$1,446,066
International Business Machines Corp.	2,481	425,616

		$1,871,682

Construction – 1.0%
Owens Corning (a)	13,490	$503,852

Consumer Products – 1.8%
Procter & Gamble Co.	14,231	$904,665

Electrical Equipment – 1.3%
General Electric Co.	34,484	$650,368

Electronics – 2.6%
Intel Corp.	43,437	$962,564
JDS Uniphase Corp. (a)	9,410	156,771
Teradyne, Inc. (a)	12,140	179,672

		$1,299,007

Energy - Integrated – 8.8%
Chevron Corp.	13,639	$1,402,635
ConocoPhillips	8,470	636,859
Exxon Mobil Corp.	27,809	2,263,096

1

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
Marathon Oil Corp.	3,250	$171,210

		$4,473,800

Food & Beverages – 4.2%
Coca-Cola Co.	4,700	$316,263
Dr Pepper Snapple Group, Inc.	14,390	603,373
General Mills, Inc.	15,530	578,027
PepsiCo, Inc.	8,775	618,023

		$2,115,686

Food & Drug Stores – 2.5%
CVS Caremark Corp.	18,690	$702,370
Kroger Co.	5,410	134,168
Whole Foods Market, Inc.	7,150	453,668

		$1,290,206

Forest & Paper Products – 0.7%
Domtar Corp.	3,750	$355,200

General Merchandise – 1.3%
Macy’s, Inc.	22,100	$646,204

Health Maintenance Organizations – 2.1%
Aetna, Inc.	13,440	$592,570
Humana, Inc.	5,700	459,078

		$1,051,648

Insurance – 4.3%
ACE Ltd.	2,870	$188,903
Aflac, Inc.	10,510	490,607
Allied World Assurance Co.	3,700	213,046
Berkshire Hathaway, Inc., “B” (a)	820	63,460
Prudential Financial, Inc.	9,820	624,454
Travelers Cos., Inc.	10,405	607,444

		$2,187,914

Internet – 2.0%
Google, Inc., “A” (a)	1,988	$1,006,683

Machinery & Tools – 0.3%
Cummins, Inc.	1,320	$136,607

Major Banks – 4.3%
Bank of America Corp.	67,586	$740,743
JPMorgan Chase & Co.	10,473	428,765
KeyCorp	46,590	388,095
PNC Financial Services Group, Inc.	8,930	532,317
Wells Fargo & Co.	3,770	105,786

		$2,195,706

Medical & Health Technology & Services – 1.2%
McKesson Corp.	7,540	$630,721

Medical Equipment – 2.1%
Medtronic, Inc.	16,820	$648,075
Thermo Fisher Scientific, Inc. (a)	6,770	435,920

		$1,083,995

Metals & Mining – 1.7%
Cliffs Natural Resources, Inc.	6,660	$615,717

2

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
Steel Dynamics, Inc.	14,220	$231,075

		$846,792

Natural Gas - Distribution – 0.7%
NiSource, Inc.	16,470	$333,518

Natural Gas - Pipeline – 1.8%
El Paso Corp.	17,290	$349,258
Williams Cos., Inc.	18,740	566,885

		$916,143

Network & Telecom – 1.7%
Cisco Systems, Inc.	11,660	$182,013
F5 Networks, Inc. (a)	2,320	255,780
Riverbed Technology, Inc. (a)	10,540	417,279

		$855,072

Oil Services – 1.8%
Halliburton Co.	14,080	$718,080
National Oilwell Varco, Inc.	2,740	214,295

		$932,375

Other Banks & Diversified Financials – 5.4%
American Express Co.	8,650	$447,205
Capital One Financial Corp.	12,750	658,793
Citigroup, Inc.	24,824	1,033,671
Discover Financial Services	23,430	626,753

		$2,766,422

Pharmaceuticals – 4.9%
Abbott Laboratories	16,120	$848,234
Johnson & Johnson	11,045	734,713
Pfizer, Inc.	44,100	908,460

		$2,491,407

Pollution Control – 0.9%
Republic Services, Inc.	14,960	$461,516

Printing & Publishing – 1.3%
Moody’s Corp.	17,350	$665,373

Railroad & Shipping – 1.3%
CSX Corp.	25,260	$662,317

Real Estate – 0.9%
Annaly Mortgage Management, Inc., REIT	26,830	$484,013

Restaurants – 1.8%
McDonald’s Corp.	10,990	$926,677

Specialty Chemicals – 0.4%
Rockwood Holdings, Inc. (a)	3,880	$214,525

Specialty Stores – 1.9%
Abercrombie & Fitch Co., “A”	8,910	$596,257
PetSmart, Inc.	8,180	371,127

		$967,384

Telecommunications – Wireless – 0.8%
MetroPCS Communications, Inc. (a)	23,770	$409,082

Telephone Services – 2.1%
AT&T, Inc.	15,604	$490,122

3

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
CenturyLink, Inc.	13,784	$557,287

		$1,047,409

Tobacco – 2.3%
Altria Group, Inc.	23,882	$630,724
Philip Morris International, Inc.	7,930	529,486

		$1,160,210

Trucking – 1.3%
United Parcel Service, Inc., “B”	8,820	$643,243

Utilities - Electric Power – 2.3%
AES Corp. (a)	44,060	$561,324
American Electric Power Co., Inc.	9,980	376,046
Public Service Enterprise Group, Inc.	7,040	229,786
		$1,167,156

Total Common Stocks		$50,490,936

Money Market Funds (v) – 5.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	2,581,033	$2,581,033

Total Investments		$53,071,969

Other Assets, Less Liabilities – (4.5)%		(2,307,826)

Net Assets – 100.0%		$50,764,143

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Blended Research Core Equity Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$50,490,936	$—	$—	$50,490,936
Mutual Funds	2,581,033	—	—	2,581,033

Total Investments	$53,071,969	$—	$—	$53,071,969

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$49,535,653

Gross unrealized appreciation	$3,978,292
Gross unrealized depreciation	(441,976)

Net unrealized appreciation (depreciation)	$3,536,316

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Blended Research Core Equity Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	148,723	23,986,578	(21,554,268)	2,581,033

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$601	$2,581,033

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: August 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2011

*	Print name and title of each signing officer under his or her signature.